Credit Facilities and Line of Credit (Details Narrative) (10K) - USD ($)			12 Months Ended
	Jul. 02, 2016	Jul. 01, 2016	Dec. 31, 2018
Line of credit, accrued interest			$ 4,533,575
Factoring and Security Agreement [Member] | Action Capital Corporation [Member]
Line of credit maximum borrowing capacity	$ 5,000,000	$ 5,000,000
Percentage of reserve account	5.00%	5.00%
Percentage of average outstanding balance	0.75%	0.75%
Factoring and Security Agreement [Member] | Action Capital Corporation [Member] | Prime Rate [Member]
Percentage of average outstanding balance	2.00%	2.00%